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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        March 1, 2004


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re:  MFS(R)Series   Trust  VIII  (the  "Trust")  (File  Nos.  33-37972  and
          811-5262) on Behalf of MFS(R)Global Growth Fund, MFS(R)Strategic Growth Fund and MFS(R)Tax Managed Equity Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 23 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 27, 2004.

     Please call the undersigned or Kerilynn Morrison at (617) 954-5192 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        CHRISTOPHER R. BOHANE
                                        Christopher R. Bohane
                                        Counsel

CRB/bjn